Label	Element	Value
The Acquirers Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Acquirers Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

The Acquirers Fund (ZIG)
(the “Fund”)

April 21, 2025

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information, each dated August 31, 2024

Effective May 1, 2025, the management fee for the Fund has been reduced to an annual rate of 0.75% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.

The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
The Acquirers Fund | The Acquirers Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZIG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930

[1]	Restated to reflect current fees and expenses.